Investments in affiliates and investments in available-for-sale securities	12 Months Ended
Dec. 31, 2018
INVESTMENTS IN AFFILIATES AND INVESTMENTS IN AVAILABLE-FOR-SALE SECURITIES [Abstract]
INVESTMENTS IN AFFILIATES AND INVESTMENTS IN AVAILABLE-FOR-SALE SECURITIES

NOTE 9: INVESTMENTS IN AFFILIATES AND INVESTMENTS IN AVAILABLE –FOR-SALE SECURITIES

Navios Partners

On August 7, 2007, Navios Holdings formed Navios Partners under the laws of Marshall Islands. Navios GP L.L.C. (the “General Partner”), a wholly owned subsidiary of Navios Holdings, was also formed on that date to act as the general partner of Navios Partners and received a 2.0% general partner interest.

On March 17, 2017, Navios Holdings transferred to Navios Partners its participation in the Navios Revolving Loans I and the Navios Term Loans I, both as defined herein, and relating to Navios Europe I, for a consideration of $33,473, comprised of $4,050 in cash and 13,076,923 newly issued common units of Navios Partners with a fair value of $29,423 (based on Navios Partners’ trading price as of the closing of the transaction). Concurrently, Navios Holdings acquired 266,876 common units in Navios Partners in order to maintain its 2% general partner interest for a cash consideration of $468. See also Note 16.

On March 20, 2017, Navios Partners announced that it has closed an offering of 47,795,000 common units at $2.10 per common unit. Navios Holdings acquired 975,408 common units in Navios Partners in order to maintain its 2% general partner interest for a cash consideration of $2,048.

During the first quarter of 2017, Navios Partners also issued 2,040,000 of common units to certain Navios Partners’ directors and/or officers, and 1,200,442 common units pursuant to Navios Partners’ Continuous Offering Program Sales Agreement. Concurrently, Navios Holdings acquired 66,131 common units in Navios Partners in order to maintain its 2% general partner interest for a cash consideration of $110.

In September 2017, Navios Holdings acquired 7,376 common units in Navios Partners in order to maintain its 2% general partner interest for a cash consideration of $12.

During the first quarter of 2018, Navios Partners also issued 1,370,044 of common units to Navios Partners’ directors and/or officers. Concurrently, Navios Holdings acquired 27,960 common units in Navios Partners in order to maintain its 2.0% general partner interest for a cash consideration of $64.

On February 21, 2018, Navios Partners closed an offering of 18,422,000 common units which includes the sale of $5,000 of common units to Navios Holdings. In addition, Navios Holdings paid $714 to retain its 2.0% general partnership interest.

In December 2018, Navios Partners also issued 1,464,494 of restricted common units to Navios Partners’ directors and/or officers. Concurrently, Navios Holdings acquired 29,888 common units in Navios Partners in order to maintain its 2.0% general partner interest for a cash consideration of $27.

As of December 31, 2018, Navios Holdings held a total of 31,053,233 common units and 3,450,091 general partners units, representing a 20.0% interest in Navios Partners, including the 2.0% general partner interest, and the entire investment in Navios Partners is accounted for under the equity method.

As of December 31, 2018 and 2017, the pre-OTTI unamortized difference between the carrying amount of the investment in Navios Partners and the amount of the Company’s underlying equity in net assets of Navios Partners was $80,484 and $98,608, respectively. The Company will need to recompute this difference which is amortized through “Equity in net (losses)/earnings of affiliated companies” over the remaining life of Navios Partners’ tangible and intangible assets.

As of December 31, 2018 and 2017, the carrying amount of the investment in Navios Partners was $29,328 and $66,773, respectively. During the years ended December 31, 2018, 2017 and 2016, the Company recognized an OTTI loss of $55,524, $0 and $83,596, respectively relating to its investment in Navios Partners and the amounts were included in “Equity in net (losses)/earnings of affiliated companies”.

Total pre-OTTI equity method income/(loss) and amortization of deferred gain of $16,171, $12,570 and $(5,979) were recognized in “Equity in net (losses)/earnings of affiliated companies” for the years ended December 31, 2018, 2017 and 2016, respectively.

Dividends received during the years ended December 31, 2018, 2017 and 2016 were $2,068, $0 and $0, respectively.

As of December 31, 2018, the market value of the investment in Navios Partners was $29,328.

Acropolis Chartering & Shipping Inc. (“Acropolis”)

On December 6, 2018, Navios Holdings completed the sale of its investment in Acropolis for a cash consideration of $1,000 resulting in a gain of $866 which is included in “Other income”. The amount of $500 of the cash consideration was received in December 2018 and the remaining amount is scheduled to be received within one year from the date of the sale. Navios Holdings, until the sale of its investment, had a 50% interest in Acropolis, a brokerage firm for freight and shipping charters. Although Navios Holdings owned 50% of Acropolis’ stock, Navios Holdings agreed with the other shareholder that the earnings and amounts declared by way of dividends would be allocated 35% to the Company with the balance to the other shareholder. As of December 31, 2018 and 2017, the carrying amount of the investment was $0 and $228, respectively. Dividends received for each of the years ended December 31, 2018, 2017 and 2016 were $170, $55 and $85, respectively.

Navios Acquisition

In February 2018, the Board of Directors of Navios Acquisition authorized a stock repurchase program for up to $25,000 of Navios Acquisition’s common stock, for two years. Stock repurchases will be made from time to time for cash in open market transactions at prevailing market prices or in privately negotiated transactions. As of December 31, 2018, Navios Acquisition has repurchased 670,962 shares of common stock.

On November 9, 2018, the Stockholders of Navios Acquisition approved a one-for-15 reverse stock split of all outstanding common stock shares of Navios Acquisition, which was effected on November 14, 2018.

On December 13, 2018, Navios Acquisition completed the merger contemplated by the previously announced Agreement and Plan of Merger (the “Merger Agreement”), dated as of October 7, 2018, by and among Navios Acquisition, its direct wholly-owned subsidiary NMA Sub LLC (“Merger Sub”), Navios Maritime Midstream Partners L.P. (“Navios Midstream”) and Navios Midstream Partners GP LLC. Pursuant to the Merger Agreement, Merger Sub merged with and into Navios Midstream, with Navios Midstream surviving as a wholly-owned subsidiary of Navios Acquisition.

As of December 31, 2018, Navios Holdings had a 32.8% voting and a 35.8% economic interest in Navios Acquisition.

As of December 31, 2018 and 2017, the unamortized difference between the carrying amount of the investment in Navios Acquisition and the amount of the Company’s underlying equity in net assets of Navios Acquisition was $87,500 and $113,597, respectively, and is amortized through “Equity in net (losses)/earnings of affiliated companies” over the remaining life of Navios Acquisition tangible and intangible assets.

As of December 31, 2018 and 2017, the carrying amount of the investment in Navios Acquisition was $50,374 and $99,590, respectively. As of December 31, 2018, the market value of the investment in Navios Acquisition was $15,812.

Based on Company’s evaluation of the duration and magnitude of the fair value decline, Navios Acquisition’s financial condition and near-term prospects, and Company’s intent and ability to hold its investment in Navios Acquisition until recovery, the Company concluded that the decline in fair value of its investment in Navios Acquisition below its carrying value is temporary and, therefore, no impairment was recorded. During the year ended December 31, 2016, the Company recognized an OTTI loss of $144,430 relating to its investment in Navios Acquisition and the amount was included in “Equity in net (losses)/earnings of affiliated companies”.

Total pre-OTTI equity method (loss)/income of $(43,378), $(9,875) and $29,801 were recognized in “Equity in net (losses)/earnings of affiliated companies” for the years ended December 31, 2018, 2017 and 2016, respectively.

Dividends received for each of the years ended December 31, 2018, 2017 and 2016 were $5,838, $14,595 and $14,595, respectively.

Navios Europe I

On December 18, 2013, Navios Europe I acquired ten vessels for aggregate consideration consisting of (i) cash (which was funded with the proceeds of senior loan facilities (the “Senior Loans I”) and loans aggregating to $10,000 from Navios Holdings, Navios Acquisition and Navios Partners (in each case, in proportion to their economic interests in Navios Europe I) (collectively, the “Navios Term Loans I”) and (ii) the assumption of a junior participating loan facility (the “Junior Loan I”). In addition to the Navios Term Loans I, Navios Holdings, Navios Acquisition and Navios Partners will also make available to Navios Europe I revolving loans up to $24,100 to fund working capital requirements (collectively, the “Navios Revolving Loans I”). The Navios Term Loans I will be repaid from the future sale of vessels owned by Navios Europe I. In December 2018, the amount of the Navios Revolving Loans I increased by $30,000.

On an ongoing basis, Navios Europe I is required to distribute cash flows (after payment of operating expenses and amounts due pursuant to the terms of the Senior Loans I) according to a defined waterfall calculation.

Navios Holdings evaluated its investment in Navios Europe I under ASC 810 and concluded that Navios Europe I is a VIE and that it is not the party most closely associated with Navios Europe I and, accordingly, is not the primary beneficiary of Navios Europe I.

Navios Holdings further evaluated its investment in the common stock of Navios Europe I under ASC 323 and concluded that it has the ability to exercise significant influence over the operating and financial policies of Navios Europe I and, therefore, its investment in Navios Europe I is accounted for under the equity method.

The initial amount provided for in Navios Europe I of $4,750 at the inception included the Company’s share of the basis difference between the fair value and the underlying book value of the assets of Navios Europe I, which amounted to $6,763. This difference is amortized through “Equity in net (losses)/earnings of affiliated companies” over the remaining life of Navios Europe I. As of December 31, 2018 and December 31, 2017, the unamortized basis difference of Navios Europe I was $3,357, and $4,034, respectively.

As of December 31, 2018 and 2017, the estimated maximum potential loss by Navios Holdings in Navios Europe I would have been $35,069 and $23,838, respectively, which represents the Company’s carrying value of its investment and balance of Navios Term Loans I of $8,994 and $7,924, respectively, including accrued interest, plus the Company’s balance of the Navios Revolving Loans I of $26,075 and $15,914, respectively, including accrued interest, and does not include the undrawn portion of the Navios Revolving Loans I.

(Loss)/ income of $0, $(1,089) and $1,303 was recognized in “Equity in net (losses)/earnings of affiliated companies” for the years ended December 31, 2018, 2017 and 2016, respectively.

As of December 31, 2018 and 2017, the carrying amount of the investment in Navios Europe I and the balance of Navios Term Loans I was $4,750 for both periods.

Navios Europe II

On February 18, 2015, Navios Holdings, Navios Acquisition and Navios Partners established Navios Europe II. From June 8, 2015 through December 31, 2015, Navios Europe II acquired 14 vessels for aggregate consideration consisting of: (i) cash (which was funded with the proceeds of a senior loan facility (the “Senior Loans II”) and loans aggregating to $14,000 from Navios Holdings, Navios Acquisition and Navios Partners (in each case, in proportion to their economic interests in Navios Europe II) (collectively, the “Navios Term Loans II”) and (ii) the assumption of a junior participating loan facility (the “Junior Loan II”). In addition to the Navios Term Loans II, Navios Holdings, Navios Acquisition and Navios Partners will also make available to Navios Europe II revolving loans up to $43,500 to fund working capital requirements (collectively, the “Navios Revolving Loans II”). The Navios Term Loans II will be repaid from the future sale of vessels owned by Navios Europe II. In March 2017, the amount of the Navios Revolving Loans II increased by $14,000.

On an ongoing basis, Navios Europe II is required to distribute cash flows (after payment of operating expenses, amounts due pursuant to the terms of the Senior Loans II) according to a defined waterfall calculation.

Navios Holdings evaluated its investment in Navios Europe II under ASC 810 and concluded that Navios Europe II is a VIE and that it is not the party most closely associated with Navios Europe II and, accordingly, is not the primary beneficiary of Navios Europe II.

Navios Holdings further evaluated its investment in the common stock of Navios Europe II under ASC 323 and concluded that it has the ability to exercise significant influence over the operating and financial policies of Navios Europe II and, therefore, its investment in Navios Europe II is accounted for under the equity method.

The initial amount provided for in Navios Europe II of $6,650, at the inception included the Company’s share of the basis difference between the fair value and the underlying book value of the assets of Navios Europe II, which amounted to $9,419. This difference is amortized through “Equity in net (losses)/earnings of affiliated companies” over the remaining life of Navios Europe II. As of December 31, 2018 and December 31, 2017, the unamortized basis difference of Navios Europe II was $6,069 and $7,011, respectively.

As of December 31, 2018 and 2017, the estimated maximum potential loss by Navios Holdings in Navios Europe II would have been $29,370 and $22,463, respectively, which represents the Company’s carrying value of its investment and balance of Navios Term Loans II of $12,432 and $10,400, respectively, plus the Company’s balance of the Navios Revolving Loans II of $16,938 and $12,063, respectively, including accrued interest, and does not include the undrawn portion of the Navios Revolving Loans II.

Income/(loss) of $2,032, $2,456 and $(14) was recognized in “Equity in net (losses)/earnings of affiliated companies” for the years ended December 31, 2018, 2017 and 2016, respectively.

As of December 31, 2018 and December 31, 2017, the carrying amount of the investment in Navios Europe II and the balance of Navios Terms Loans II was $6,650 for both periods.

Navios Containers (Consolidated since November 30, 2018)

On June 8, 2017, Navios Maritime Containers Inc. closed a private placement of 10,057,645 shares of its common stock at a subscription price of $5.00 per share resulting in gross proceeds of $50,288. Navios Holdings invested $5,000, and Navios Partners invested $30,000 in Navios Maritime Containers Inc. Each of Navios Holdings and Navios Partners also received warrants for the purchase of an additional 1.7% and 6.8%, respectively, of the equity of Navios Maritime Containers Inc.

On March 13, 2018, Navios Maritime Containers Inc. closed an additional private placement in which Navios Holdings invested $500.

On November 30, 2018, Navios Maritime Containers Inc. was converted into a limited partnership. All of the warrants described above issued to Navios Partners and Navios Holdings expired. On December 3, 2018, Navios Partners distributed approximately 2.5% of the outstanding equity of Navios Containers to the unitholders of Navios Partners in connection with the listing of Navios Containers on the Nasdaq Global Select Market.

Navios Holdings until November 30, 2018 evaluated its investment in the common stock of Navios Containers under ASC 323 and concluded that it had the ability to exercise significant influence over the operating and financial policies of Navios Maritime Containers Inc. and, therefore, its investment in Navios Maritime Containers Inc. was accounted for under the equity method.

As of December 31, 2018, and following the above mentioned placements and the conversion of Navios Maritime Containers Inc. into a limited partnership, Navios Holdings owned 3.7% of the equity of Navios Containers.

Total equity method income of $417 and $161 were recognized in “Equity in net (losses)/earnings of affiliated companies” for the period from January 1, 2018 to November 30, 2018 (date of obtaining control) and for the year ended December 31, 2017, respectively.

As of December 31, 2017, the carrying amount of the investment in Navios Containers was $5,161.

Following the results of the significant tests performed by the Company, it was concluded that two affiliates met the significant threshold requiring summarized financial information of all affiliated companies being presented.

Summarized financial information of the affiliated companies is presented below:

	December 31, 2018				December 31, 2017
Balance Sheet	Navios Partners	Navios Acquisition	Navios Europe I	Navios Europe II	Navios Partners	Navios Acquisition	Navios Europe I	Navios Europe II	Navios Containers
Cash and cash equivalents, including restricted cash	$61,455	$46,609	$19,160	$27,544	$29,933	$86,458	$19,185	$16,882	$14,501
Current assets	111,112	103,978	22,732	33,479	60,306	119,733	22,417	28,403	21,371
Non-current assets	1,203,021	1,523,406	139,955	195,805	1,244,996	1,453,048	145,940	195,784	245,440
Current liabilities	52,333	92,159	83,059	39,150	54,247	74,618	21,284	25,805	49,559
Long- term debt including current portion, net	507,485	1,205,837	64,818	99,153	493,463	1,065,369	75,472	109,223	119,033
Non-current liabilities	485,047	1,154,873	61,035	168,195	483,345	1,035,688	125,283	164,276	76,534

	December 31, 2018				December 31, 2017					December 31, 2016
Income Statement	Navios Partners	Navios Acquisition	Navios Europe I	Navios Europe II	Navios Partners	Navios Acquisition	Navios Europe I	Navios Europe II	Navios Containers	Navios Partners	Navios Acquisition	Navios Europe I	Navios Europe II
Revenue	$231,361	$187,946	$34,885	$49,870	$211,652	$227,288	$37,468	$38,633	$39,188	$190,524	$290,245	$40,589	$30,893
Net (loss)/ income before non-cash change in fair value of Junior Loan I and Junior Loan II	$(13,081)	$(82,233)	$(22,881)	$(12,899)	$(15,090)	$(75,153)	$(20,778)	$22,749	$2,638	$(52,549)	$59,715	$(2,174)	$(25,062)
Net (loss)/ income	$(13,081)	$(82,233)	$(3,197)	$(12,169)	$(15,090)	$(75,153)	$9,762	$(9,086)	$2,638	$(52,549)	$59,715	$16,137	$(34,059)

Available-for-sale securities (“AFS Securities”)

During the year ended December 31, 2017, the Company received shares of Pan Ocean Co. Ltd (“STX”) as partial compensation for the claims filed under the Korean court for all unpaid amounts in respect of the employment of the Company’s vessels. The shares were recorded at fair value upon their issuance and subsequent changes in market value are recognized within accumulated other comprehensive income/(loss) or since January 1, 2018, when the Company adopted ASU 2016-01, “Financial Instruments – Overall (Subtopic 825-10) – Recognition and Measurement of Financial Assets and Financial Liabilities”, within consolidated statement of comprehensive (loss)/income. The unrealized holding gain was $2 as of December 31, 2017.

The shares received from STX were accounted for under the guidance for AFS Securities. The Company has no other types of AFS Securities.

During the year ended December 31, 2013, the Company received shares of Korea Line Corporation (“KLC”), and during the year ended December 31, 2015, the Company received shares of STX. During the third quarter of 2016, the Company sold all its KLC and STX securities it held at the time for a total consideration of $5,303.

As of December 31, 2018 and 2017, the carrying amount of the AFS Securities related to STX was $192 and $238, respectively and was recorded under “Other long-term assets” in the consolidated balance sheet. During the year ended December 31, 2018, the unrealized holding losses related to these AFS Securities included in “Other (expense)/income, net” was $46. During the year ended December 31, 2016, the Company considered the decline in fair value of the KLC shares as “other-than-temporary” and therefore, recognized a loss out of accumulated other comprehensive income /(loss) of $345. The respective losses were included within the caption “Other expense” in the accompanying consolidated statement of comprehensive (loss)/income.